Financial Instruments And Financial Risk Management - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Jul. 20, 2021 USD ($)	May 31, 2020 shares	Aug. 12, 2019	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 $ / shares
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							10.00%
Unrealized foreign exchange loss							$ (1,228,000)	$ (1,415,000)
Expenses for bad and doubtful debt							1,000,000.0	400,000
Bad debts write-offs							300,000	400,000
Interest expense							100,000
Liabilities							982,727,000	$ 657,264,000
Number of shares issued during the period new issues | shares								700,000
Proceeds from issue of ordinary shares								$ 3,500,000
Current derivative financial liabilities							1,172,000
Decrease in valley Ag contingent consideration							19,100,000
Decrease in share purchase warrants liabilities							16,300,000
Proceeds from current borrowings	$ 1,600,000
Warrant liability							3,700,000
Increase In Fair Value Of Deferred Consideration							1,300,000
Financial assets at amortised cost, class [member] | Loans and receivables, category [member] | Illinois Social Equity Applicant Program [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 100,000
Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets At FairValue							$ 505,000	$ 21,223,000
Subordinate Voting Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares outstanding | shares							194,085,616	194,085,616
Increase through other contributions by owners, equity							$ 15,800,000
Number of shares issued during the period new issues | shares			300,000					1,600,000
Proceeds from issue of ordinary shares					$ 100,000,000.0			$ 200,000
Level 3 Of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets At FairValue							1,200,000	21,700,000
Increase (decrease) in fair value measurement, assets							46,800,000	20,500,000
Liabilities							90,600,000	43,800,000
Level 3 Of Fair Value Hierarchy [Member] | Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets At FairValue								20,019,000
Settlements, fair value measurement, assets							20,000,000.0
Level 3 Of Fair Value Hierarchy [Member] | Investment in Old Pal [Member]
Disclosure of detailed information about financial instruments [line items]
Issues, fair value measurement, assets							500,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									9.50%
Working Capital										$ 133,400,000
Number of shares issued during the period new issues | shares						9,900,000
Subordinate voting shares issue price | $ / shares											$ 16.00
Proceeds from issue of ordinary shares						$ 120,700,000
Notional amount									$ 400,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Unrealized foreign exchange loss							$ 1,200,000	$ 1,400,000
Average rate of hedging instrument							0.00%	0.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							9.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							11.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Equity stock price							10.00%
Increase in fair value of Equity market price							$ 700,000
Decrease in fair value of Equity market price							500,000
Share purchase warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Increase Decrease in share price							$ 16,700,000	$ 8,700,000
Stock issued during period shares stock options exercised | shares							1,000
Stock issued during period value stock options exercised							$ 10,000
Increase through other contributions by owners, equity							19,000
Unrealized foreign exchange loss							$ 300,000	900
Share purchase warrants [Member] | September 2019 Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares outstanding | shares							9,800,000
Current derivative financial liabilities							$ 4,200,000
Historical volatility for shares, measurement input [member] | Share purchase warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities							5,200,000
Lighthouse [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary				1.00%
Borrowings maturity month year				2021-02
Borrowings amended maturity month year				2022-02
Origin House [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss								$ 400,000
Vedant Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in loan receivable							1,000,000.0
Decrease in receivables							400,000
Decrease In Expected loss provision							600,000
Cultivate Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Increases in contingent consideration							34,000,000.0
Laurel Harvest Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Increases in deferred consideration							$ 46,900,000
Illinois Incubator Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity		July 20, 2026
Borrowings, interest rate							0.00%